Note 3 - Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	September 30,	December 31,
	2014	2013
Work in process	$1,025,530	$673,860
Software license inventory	385,000	385,000
Finished goods	845,309	418,301
Inventory included in current assets	2,255,839	1,477,161
Software license inventory	892,500	927,500
	$3,148,339	$2,404,661

	2013	2012
Work in process	$673,860	$494,290
Software license inventory	385,000	344,500
Finished goods	418,301	60,912
Inventory included in current assets	1,477,161	899,702
Software license inventory	927,500	1,137,500
	$2,404,661	$2,037,202